Condensed Consolidated Statements of Changes in Stockholder's Equity (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Statement of Stockholders' Equity [Abstract]
Issuance of Series E convertible preferred stock, issuance cost	$ 206